                                                                       March 15, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM NY
                  (File no. 33-44436)
                  ASAP2
                  (File no. 33-87010)
                  American Skandia Advisor PlanSM III
                  (File no. 333-96577)
                  American Skandia Apex
                  (File no. 333-49478)
                  American Skandia XTra CreditSM
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR
                  (File no. 333-50954)
                  American Skandia LifeVest(R)
                  (File no. 33-62933)
                  American Skandia Protector
                  (File no. 333-26685)
                  Advisors Choice(R)(2000)
                  (File no. 333-08853)
                  American Skandia Impact
                  (File no. 33-86866)
                  American Skandia LifeVest(R)II
                  (File no. 333-71672)
                  American Skandia APEXSM II
                  (File no. 333-71654)
                  American Skandia XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Variable Annuity Accounts ("the
Accounts") listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the
Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule
30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      AIM
  AST AllianceBernstein Growth and Income(1)  AIM V.I. Dynamics
  AST American Century Income & Growth    AIM V.I. Financial Services
  AST Large-CapValue(2)                       AIM V.I. Global Health Care(10)
  AST DeAM Large-Cap Value                    AIM V.I. Technology
  AST AllianceBernstein Core Value(3)
  AST AllianceBernstein Managed Index 500(4)  First Defined Portfolio Fund LLC
  AST Goldman Sachs Concentrated Growth       First Trust(R)10 Uncommon Values
  AST Marsico Capital Growth                  Target Managed VIP
  AST MFS Growth                              The DowSM DART 10
  AST T. Rowe Price Large-Cap Growth(5)       Global Dividend Target 15
  AST Neuberger Berman Mid-Cap Growth(6)      S&P Target 24
  AST Goldman Sachs Mid-Cap Growth            Nasdaq Target 15
  AST Neuberger Berman Mid-Cap Value          Value Line(R)Target 25
  AST DeAM Small-Cap Value                    The Dow Target Dividend
  AST Small-Cap Value
  AST Small-Cap Growth(7)                     Rydex Series Trust
  AST DeAm Small-Cap Growth                   Nova Portfolio
                                              Ursa Portfolio
                                              OTC Portfolio

                                              ProFund VP
                                              Access VP High Yield
                                              ProFund VP Asia 30
                                              ProFund VP Banks
                                              ProFund VP Basic Materials
                                              ProFund VP Bear
                                              ProFund VP Biotechnology
  AST Federated Aggressive Growth             ProFund VP Bull
  AST JPMorgan International Equity           ProFund VP UltraBull
  AST William Blair International Growth      ProFund VP Consumer Servicesl
  AST LSV International Value                 ProFund VP Consumer Goods
  AST MFS Global Equity                       ProFund VP Oil & Gas
  AST Cohen & Steers Realty                   ProFund VP Europe 30
  AST T. Rowe Price Natural Resources         ProFund VP Financials
  AST Global Allocation(8)                    ProFund VP Health Care
  AST American Century Strategic Balanced     ProFund VP Industrials
  AST Mid-Cap Value(9)                        ProFund VP Internet
                                              ProFund VP Japan
                                              ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST Goldman Sachs High Yield                ProFund VP OTC
  AST Lord Abbett Bond-Debenture              ProFund VP Pharmaceuticals
  AST PIMCO Limited Maturity Bond             ProFund VP Precious Metals
                                              ProFund VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VP Rising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  AST Aggressive Asset Allocation             ProFund VP Small-Cap Growth
  AST Capital Growth Asset Allocation         ProFund VP Small-Cap Value
  AST Balanced Asset Allocation
  AST Conservative Asset Allocation
  AST Preservation Asset Allocation
  AST Goldman Sachs Small-Cap Value
  The Prudential Series Fund                  ProFund VP Technology
  SP William Blair International Growth       ProFund VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Advantage C&B Large Cap Value11             ProFund VP UltraOTC
    Advantage Equity Income(12)               ProFund VP UltraSmall-Cap

    Evergreen VA                              ProFund VP Utilities
  Evergreen VA International Equity(13)       ProFund VP Large-Cap Growth
  Evergreen VA Omega                          ProFund VP :Large-Cap Value
  Evergreen VA Growth(14)                     ProFund VP Short Small-Cap
                                              ProFund Short Mid-Cap

                                              Gartmore GVIT
                                              Developing Markets
  ------------------------------------------- -------------------------------------
(1) Pre 5/1/05 AST Alliance  Growth and Income.  (2)Pre  12/5/05 AST Hotchkis & Wiley  Large-Cap  Value.  (3)Pre  5/1/05 AST Sanford
Bernstein  Core Value.  (4)Pre  5/1/05 AST Sanford  Bernstein  Managed Index 500 and 12/5/05 AST  Alliance/Bernstein  Growth + Value
merged into this fund.  (5)Pre 5/1/05 AST Alliance Growth and Pre 12/5/05 AST  AllianceBernstein  Large-Cap  Growth.  (6)12/5/05 AST
Alger  All-Cap  Growth merged into this fund.  (7)Pre  5/1/05 AST State Street  Research  Small-Cap  Growth.  (8)Pre 5/1/05 AST DeAM
Global  Allocation.  (9)Pre 12/5/05 AST Gabelli  All-Cap Value.  (10)Pre 5/1/05 AIM VI Health  Sciences.  (11)Pre 5/1/05 Wells Fargo
Equity Value.  (12)Pre  5/1/05 Wells Fargo Equity  Income.  (13)Pre  4/15/05  Evergreen VA  International  Growth.  (14)Pre  4/15/05
Evergreen VA Special Equity.

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000060
Date of Filing:            03/09/06

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-048564
Date of Filing:            03/08/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-000702
Date of Filing:            03/07/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000052
Date of Filing:            02/24/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-002461
Date of Filing:            03/09/06

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-000803
Date of Filing:            03/13/06

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-06-000783
Date of Filing:            03/10/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-06-049970
Date of Filing:            03/10/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-052248
Date of Filing:            03/13/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       March 15, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                  Re:
                  Stagecoach Advisor PlanSM III
                  (File no. 333-96577)
                  Stagecoach APEXSM II
                  (File no. 333-71654)
                  Stagecoach XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      AIM
  AST AllianceBernstein Growth and Income(1)  AIM V.I. Dynamics
  AST American Century Income & Growth        AIM V.I. Financial Services
  AST Large-CapValue(2)                       AIM V.I. Global Health Care(10)
  AST DeAM Large-Cap Value                    AIM V.I. Technology
  AST AllianceBernstein Core Value(3)
  AST AllianceBernstein Managed Index 500(4)  First Defined Portfolio Fund LLC
  AST Goldman Sachs Concentrated Growth       First Trust(R)10 Uncommon Values
  AST Marsico Capital Growth                  Target Managed VIP
  AST MFS Growth                              The DowSM DART 10
  AST T. Rowe Price Large-Cap Growth(5)       Global Dividend Target 15
  AST Neuberger Berman Mid-Cap Growth(6)      S&P Target 24
  AST Goldman Sachs Mid-Cap Growth            Nasdaq Target 15
  AST Neuberger Berman Mid-Cap Value          Value Line(R)Target 25
  AST DeAM Small-Cap Value                    The Dow Target Dividend
  AST Small-Cap Value
  AST Small-Cap Growth(7)                     Rydex Series Trust
  AST DeAm Small-Cap Growth                   Nova Portfolio
                                              Ursa Portfolio
                                              OTC Portfolio

                                              ProFund VP
                                              Access VP High Yield
                                              ProFund VP Asia 30
                                              ProFund VP Banks
                                              ProFund VP Basic Materials
                                              ProFund VP Bear
                                              ProFund VP Biotechnology
  AST Federated Aggressive Growth             ProFund VP Bull
  AST JPMorgan International Equity           ProFund VP UltraBull
  AST William Blair International Growth      ProFund VP Consumer Servicesl
  AST LSV International Value                 ProFund VP Consumer Goods
  AST MFS Global Equity                       ProFund VP Oil & Gas
  AST Cohen & Steers Realty                   ProFund VP Europe 30
  AST T. Rowe Price Natural Resources         ProFund VP Financials
  AST Global Allocation(8)                    ProFund VP Health Care
  AST American Century Strategic Balanced     ProFund VP Industrials
  AST Mid-Cap Value(9)                        ProFund VP Internet
                                              ProFund VP Japan
                                              ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST Goldman Sachs High Yield                ProFund VP OTC
  AST Lord Abbett Bond-Debenture              ProFund VP Pharmaceuticals
  AST PIMCO Limited Maturity Bond             ProFund VP Precious Metals
                                              ProFund VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VP Rising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  AST Aggressive Asset Allocation             ProFund VP Small-Cap Growth
  AST Capital Growth Asset Allocation         ProFund VP Small-Cap Value
  AST Balanced Asset Allocation
  AST Conservative Asset Allocation
  AST Preservation Asset Allocation
  AST Goldman Sachs Small-Cap Value
  The Prudential Series Fund                  ProFund VP Technology
  SP William Blair International Growth       ProFund VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Advantage C&B Large Cap Value11             ProFund VP UltraOTC
    Advantage Equity Income(12)               ProFund VP UltraSmall-Cap
    Advantage International Core(13)
    Advantage Small Cap Growth(14)
    Advantage Large Company Core(15)
    Advantage Large Company Growth(16)
    Advantage Asset Allocation(17)
    Advantage Total Return Bond(18)

    Evergreen VA                              ProFund VP Utilities
  Evergreen VA International Equity(19)       ProFund VP Large-Cap Growth
  Evergreen VA Omega                          ProFund VP :Large-Cap Value
  Evergreen VA Growth(20)                     ProFund VP Short Small-Cap
                                              ProFund Short Mid-Cap

                                              Gartmore GVIT
                                              Developing Markets
  ------------------------------------------- -------------------------------------
(1) Pre 5/1/05 AST Alliance  Growth and Income.  (2)Pre  12/5/05 AST Hotchkis & Wiley  Large-Cap  Value.  (3)Pre  5/1/05 AST Sanford
Bernstein  Core Value.  (4)Pre  5/1/05 AST Sanford  Bernstein  Managed Index 500 and 12/5/05 AST  Alliance/Bernstein  Growth + Value
merged into this fund.  (5)Pre 5/1/05 AST Alliance Growth and Pre 12/5/05 AST  AllianceBernstein  Large-Cap  Growth.  (6)12/5/05 AST
Alger  All-Cap  Growth merged into this fund.  (7)Pre  5/1/05 AST State Street  Research  Small-Cap  Growth.  (8)Pre 5/1/05 AST DeAM
Global  Allocation.  (9)Pre 12/5/05 AST Gabelli  All-Cap Value.  (10)Pre 5/1/05 AIM VI Health  Sciences.  (11)Pre 5/1/05 Wells Fargo
Equity Value.  (12)Pre  5/1/05 Wells Fargo Equity  Income.  (13)Pre 5/1/05 Wells Fargo  International  Equity.  (14)Pre 5/1/05 Wells
Fargo Small Cap Growth.  (15)Pre  5/1/05  Wells Fargo  Growth.  (16)Pre  5/1/05 Wells Fargo Large  Company  Growth.  (17)Pre  5/1/05
Wells Fargo Asset  Allocation.  (18)Pre 5/1/05 Wells Fargo Total Return Bond.  (19)Pre 4/15/05  Evergreen VA  International  Growth.
(20)Pre 4/15/05 Evergreen VA Special Equity.

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000060
Date of Filing:            03/09/06

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-048564
Date of Filing:            03/08/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-000702
Date of Filing:            03/07/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000052
Date of Filing:            02/24/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                    0000896435
Accession No.:             0000950129-06-002461
Date of Filing:            03/09/06

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-000803
Date of Filing:            03/13/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-06-049970
Date of Filing:            03/10/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-052248
Date of Filing:            03/13/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                    March 15, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                  Re:
            Optimum  SM
            File no. 333-96577)
            Optimum Four SM
            (File no. 333-71654)
            Optimum Plus   SM
            (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust
  AST JPMorgan International Equity
  AST William Blair International Growth
  AST LSV International Value
  AST Small-Cap Growth(1)
  AST DeAM Small-Cap Growth
  AST AllianceBernstein Growth and Income(2)
  AST Large-Cap Value(3)
  AST Marsico Capital Growth
  AST MFS Growth
  AST T. Rowe Price Large-Cap Growth(4)
  AST Goldman Sachs Mid-Cap Growth
  AST Neuberger Berman Mid-Cap Value
  AST Small-Cap Value
  AST Federated Aggressive Growth
  AST AllianceBernstein Core Value(5)
  AST Lord Abbett Bond-Debenture
  AST PIMCO Limited Maturity Bond
  AST PIMCO Total Return Bond
  AST T. Rowe Price Global Bond
  AST Money Market

  Evergreen VA
  Evergreen VA International Equity(6)
  Evergreen VA Omega

  ------------------------------------------- -------------------------------------
(1)Pre  5/1/05 AST State Street  Research  Small-Cap  Growth.(2) Pre 5/1/05 AST Alliance  Growth and Income.
 (3)Pre  12/5/05 AST Hotchkis & Wiley  Large-Cap  Value.
   (4)Pre 5/1/05 AST Alliance Growth and Pre 12/5/05 AST  AllianceBernstein  Large-Cap  Growth.
 (5)Pre  5/1/05 AST Sanford Bernstein  Core Value.  (6) Pre 4/15/05  Evergreen VA  International  Growth.

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000060
Date of Filing:            03/09/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000052
Date of Filing:            02/24/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                              March 15, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Stagecoach Variable Annuity Plus
                  (File no. 33-59993)
                  Stagecoach Extra Credit Variable Annuity
                  (File no. 33-62793)
                  Stagecoach Variable Annuity Flex
                  (File no. 33-62933)
                  Stagecoach Apex
                  (File no. 333-68714)
         __________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia                            Wells Fargo Variable Trust
  Trust                                       Advantage C&B Large Cap Value(4)
  AST PIMCO Total Return Bond                   Advantage Equity Income(5)
  AST PIMCO Limited Maturity Bond               Advantage International Core(6)
  AST Goldman Sachs Concentrated Growth         Advantage Small Cap Growth(7)
  AST DeAm Small Cap Growth                     Advantage Large Company Core(8)
  AST Small-Cap Growth(1)                       Advantage Large Company Growth(9)
  AST Large-Cap Value(2)                        Advantage Asset Allocation(10)
                                              Advantage Total Return Bond(11)
  AST Neuberger  Berman Mid Cap Growth(3)     AIM
  AST Neuberger  Berman Mid Cap Value         AIM V.I. Technology
  AST Small-Cap Value                         AIM V.I. Global Health Care(12)
  AST American Century Income & Growth
  AST Marsico Capital Growth                  Gartmore GVIT
  AST MFS Growth                              Developing Markets
  AST Cohen & Steers Realty
  AST Goldman Sachs Small-Cap Value
  AST Goldman Sachs Mid-Cap Growth
  AST William Blair International Growth
  AST Aggressive Asset Allocation
  AST Capital Growth Asset Allocation
  AST Balanced Asset Allocation
  AST Conservative Asset Allocation
  AST Preservation Asset Allocation
  ------------------------------------------- -------------------------------------
(1) Pre 5/1/05 AST State Street  Research  Small-Cap  Growth.  (2)Pre 12/5/05 AST Hotchkis & Wiley Large-Cap  Value.  (3)12/5/05 AST
Alger All-Cap  Growth  merged into this fund.  (4)Pre  5/1/05 Wells Fargo Equity  Value.  (5) Pre 5/1/05 Wells Fargo Equity  Income.
(6)Pre  5/1/05 Wells Fargo  International  Equity.  (7) Pre 5/1/05 Wells Fargo Small Cap Growth.  (8)Pre  5/1/05 Wells Fargo Growth.
(9)Pre  5/1/05 Wells Fargo Large Company  Growth.  (10)Pre  5/1/05 Wells Fargo Asset  Allocation.  (11)Pre  5/1/05 Wells Fargo Total
Return Bond.  (12)Pre 5/1/05 AIM VI Health Sciences.

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000060
Date of Filing:            03/09/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-000702
Date of Filing:            03/07/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-002461
Date of Filing:            03/09/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-052248
Date of Filing:            03/13/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       March 15, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM II Premier
                  (File no. 33-87010)
                  American Skandia XTra CreditSM Premier
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR Premier
                  (File no. 333-50954)
                  American Skandia LifeVest(R)Premier
                  (File no. 33-62933)
                  American Skandia LifeVest(R)II Premier
                  (File no. 333-71672)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Variable Annuity Accounts ("the Accounts"),
we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      AIM
  AST AllianceBernstein Growth and Income(1)  AIM V.I. Dynamics
  AST American Century Income & Growth        AIM V.I. Financial Services
  AST Large-CapValue(2)                       AIM V.I. Global Health Care(10)
  AST DeAM Large-Cap Value                    AIM V.I. Technology
  AST AllianceBernstein Core Value(3)
  AST AllianceBernstein Managed Index 500(4)  First Defined Portfolio Fund LLC
  AST Goldman Sachs Concentrated Growth       First Trust(R)10 Uncommon Values
  AST Marsico Capital Growth                  Target Managed VIP
  AST MFS Growth                              The DowSM DART 10
  AST T. Rowe Price Large-Cap Growth(5)       Global Dividend Target 15
  AST Neuberger Berman Mid-Cap Growth(6)      S&P Target 24
  AST Goldman Sachs Mid-Cap Growth            Nasdaq Target 15
  AST Neuberger Berman Mid-Cap Value          Value Line(R)Target 25
  AST DeAM Small-Cap Value                    The Dow Target Dividend
  AST Small-Cap Value
  AST Small-Cap Growth(7)                     Rydex Series Trust
  AST DeAm Small-Cap Growth                   Nova Portfolio
                                              Ursa Portfolio
                                              OTC Portfolio

                                              ProFund VP
                                              Access VP High Yield
                                              ProFund VP Asia 30
                                              ProFund VP Banks
                                              ProFund VP Basic Materials
                                              ProFund VP Bear
                                              ProFund VP Biotechnology
  AST Federated Aggressive Growth             ProFund VP Bull
  AST JPMorgan International Equity           ProFund VP UltraBull
  AST William Blair International Growth      ProFund VP Consumer Servicesl
  AST LSV International Value                 ProFund VP Consumer Goods
  AST MFS Global Equity                       ProFund VP Oil & Gas
  AST Cohen & Steers Realty                   ProFund VP Europe 30
  AST T. Rowe Price Natural Resources         ProFund VP Financials
  AST Global Allocation(8)                    ProFund VP Health Care
  AST American Century Strategic Balanced     ProFund VP Industrials
  AST Mid-Cap Value(9)                        ProFund VP Internet
                                              ProFund VP Japan
                                              ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST Goldman Sachs High Yield                ProFund VP OTC
  AST Lord Abbett Bond-Debenture              ProFund VP Pharmaceuticals
  AST PIMCO Limited Maturity Bond             ProFund VP Precious Metals
                                              ProFund VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VP Rising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  AST Aggressive Asset Allocation             ProFund VP Small-Cap Growth
  AST Capital Growth Asset Allocation         ProFund VP Small-Cap Value
  AST Balanced Asset Allocation
  AST Conservative Asset Allocation
  AST Preservation Asset Allocation
  AST Goldman Sachs Small-Cap Value
  The Prudential Series Fund                  ProFund VP Technology
  SP William Blair International Growth       ProFund VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Advantage C&B Large Cap Value11             ProFund VP UltraOTC
    Advantage Equity Income(12)               ProFund VP UltraSmall-Cap

    Evergreen VA                              ProFund VP Utilities
  Evergreen VA International Equity(13)       ProFund VP Large-Cap Growth
  Evergreen VA Omega                          ProFund VP :Large-Cap Value
  Evergreen VA Balanced(14)                   ProFund VP Short Small-Cap
  Evergreen VA Fundamental Large Cap(15)      ProFund Short Mid-Cap
  Evergreen VA Equity Index(16)
                                              Gartmore GVIT
                                              Developing Markets
  ------------------------------------------- -------------------------------------
(1) Pre 5/1/05 AST Alliance  Growth and Income.  (2)Pre  12/5/05 AST Hotchkis & Wiley  Large-Cap  Value.  (3)Pre  5/1/05 AST Sanford
Bernstein  Core Value.  (4)Pre  5/1/05 AST Sanford  Bernstein  Managed  Index 500 and 12/5/05 AST  AllianceBernstein  Growth + Value
merged into this fund.  (5)Pre 5/1/05 AST Alliance Growth and Pre 12/5/05 AST  AllianceBernstein  Large-Cap  Growth.  (6)12/5/05 AST
Alger  All-Cap  Growth merged into this fund.  (7)Pre  5/1/05 AST State Street  Research  Small-Cap  Growth.  (8)Pre 5/1/05 AST DeAM
Global  Allocation.  (9)Pre 12/5/05 AST Gabelli  All-Cap Value.  (10)Pre 5/1/05 AIM VI Health  Sciences.  (11)Pre 5/1/05 Wells Fargo
Equity  Value.  (12)Pre  5/1/05  Wells Fargo  Equity  Income.  (13)Pre  4/15/05  Evergreen  VA  International  Growth.  (14)Pre 2/05
Evergreen VA Foundation.  (15)Pre 4/15/05 Evergreen VA International Growth.  (16)Liquidated in 2005

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000060
Date of Filing:            03/06/06

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-048564
Date of Filing:            03/08/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-000702
Date of Filing:            03/07/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000052
Date of Filing:            02/24/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-002461
Date of Filing:            03/09/06

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-000803
Date of Filing:            03/13/06

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-06-000783
Date of Filing:            03/10/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-06-049970
Date of Filing:            03/10/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-052248
Date of Filing:            03/13/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       March 15, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Evergreen Skandia Harvester Variable Annuity
                  (File no. 33-87010)
                  Evergreen Skandia Harvester XTra Credit
                  (File no. 33-62793)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------ -------------------------------
  American Skandia Trust                     Evergreen VA Trust
  AST JPMorgan International Equity          Evergreen VA Balanced(1)
  AST Goldman Sachs Concentrated Growth      Evergreen VA Omega
  AST Money Market                           Evergreen VA International
  AST MFS Growth                             Equity(2)
  AST American Century Income & Growth       Evergreen VA Growth(3)
  AST Goldman Sachs High Yield               Evergreen VA Fundamental
  AST Aggressive Asset Allocation            Large Cap(4)
  AST Capital Growth Asset Allocation        Evergreen VA Strategic Income
  AST Balanced Asset Allocation              Evergreen VA Special Values
  AST Conservative Asset Allocation
  AST Preservation Asset Allocation          Davis Variable Account Fund
  AIM                                        Davis Value Portfolio
  AIM V.I. Dynamics
  AIM V.I. Technology
  ------------------------------------------

  ------------------------------------------ -------------------------------
(1)Pre 2/05 Evergreen VA Foundation.  (2)Pre 4/15/05 Evergreen VA International Growth.  (3)Pre 2/05 Evergreen Special Equity.
(4)Pre 2/05 Evergreen VA Growth and Income -Evergreen VA merged into Evergreen VA Growth and Income.

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000060
Date of Filing:            03/09/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000052
Date of Filing:            02/24/06

Filer/Entity:              Davis Variable Account Fund Inc
Registration No.:          811-09293
CIK No.:                   0001084060
Accession No.:             0001084060-06-000002
Date of Filing:            02/27/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-002461
Date of Filing:            03/09/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       March 15, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-88362)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Variable Annuity Account ("the Account"),
we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ---------------------------------------------- ------------------------------------
  American Skandia Trust                         Liberty Variable Investment Trust
  AST T. Rowe Price Global Bond                  Columbia Real Estate Equity(5)
  AST Large-Cap Value(1)                         Columbia High Yield
  AST Goldman Sachs Concentrated Growth
  AST Small-Cap Growth(2)                        Gartmore GVIT
  AST Neuberger Berman Mid-Cap Value             Developing Markets
  AST Neuberger Berman Mid-Cap Growth(3)
  AST William Blair International Growth

  SteinRoe Variable Investment Trust
  Liberty Small Company Growth
  Liberty Asset Allocation
  Liberty Federal Securities
  Liberty Money Market
  Columbia Large Cap Growth(4)
  ---------------------------------------------- ------------------------------------
(1) Pre 12/5/05 AST Hotchkis & Wiley Large-Cap  Value.  (2)Pre 5/1/05 AST State Street  Research  Small-Cap  Growth.  (3)12/5/05 AST
Alger  All-Cap  Growth  merged into this fund.  (4)Pre  2/24/05  Liberty  Equity  Fund.  (5)Pre  2/05  Columbia  Real Estate  Equity
liquidated.

Filer/Entity:              SteinRoe Variable Investment Trust
Registration No.:          811-05199
CIK No.:                   0000815425
Accession No.:             0001104659-06-015373
Date of Filing:            03/09/06

Filer/Entity:              Liberty Variable Investment Trust
Registration No.:          811-07556
CIK No.:                   0000898445
Accession No.:             0001104659-06-015375
Date of Filing:            03/09/06

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000060
Date of Filing:            03/09/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-052248
Date of Filing:            03/13/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       March 15, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Defined Investments Annuity
                  (File no. 33-86866)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Variable Annuity Account ("the Account"),
we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ---------------------------------------------- ------------------------------------
  American Skandia Trust
  AST Money Market

  First Defined Portfolio Fund, LLC
  Target Managed VIP                             First Trust(R)10 Uncommon Values
  The DowSM DART 10                              First Trust(R)Energy
  Global Dividend Target 15                      First Trust(R)Financial Services
  S&P Target 24                                  First Trust(R)Pharmaceutical
  Nasdaq Target 15                               First Trust(R)Technology
  Value Line(R)Target 25
  The DowSM Target Dividend

  ---------------------------------------------- ------------------------------------

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-000803
Date of Filing:            03/13/06

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000060
Date of Filing:            03/09/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       March 15, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia variable adjustable immediate annuity
                  (File no. 333-91629)
                  American Skandia variable adjustable immediate annuity with optional guarantee
                  (File no. 333-91633
                  American Skandia variable adjustable immediate annuity
                  (File no. 333-93775)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      AIM
  AST AllianceBernstein Growth and Income(1)  AIM V.I. Dynamics
  AST American Century Income & Growth        AIM V.I. Financial Services
  AST Large-CapValue(2)                       AIM V.I. Global Health Care(10)
  AST DeAM Large-Cap Value                    AIM V.I. Technology
  AST AllianceBernstein Core Value(3)
  AST AllianceBernstein Managed Index 500(4)  First Defined Portfolio Fund LLC
  AST Goldman Sachs Concentrated Growth       First Trust(R)10 Uncommon Values
  AST Marsico Capital Growth                  Target Managed VIP
  AST MFS Growth                              The DowSM DART 10
  AST T. Rowe Price Large-Cap Growth(5)       Global Dividend Target 15
  AST Neuberger Berman Mid-Cap Growth(6)      S&P Target 24
  AST Goldman Sachs Mid-Cap Growth            Nasdaq Target 15
  AST Neuberger Berman Mid-Cap Value          Value Line(R)Target 25
  AST DeAM Small-Cap Value                    The Dow Target Dividend
  AST Small-Cap Value
  AST Small-Cap Growth(7)                     Rydex Series Trust
  AST DeAm Small-Cap Growth                   Nova Portfolio
                                              Ursa Portfolio
                                              OTC Portfolio

                                              ProFund VP
                                              Access VP High Yield
                                              ProFund VP Asia 30
                                              ProFund VP Banks
                                              ProFund VP Basic Materials
                                              ProFund VP Bear
                                              ProFund VP Biotechnology
  AST Federated Aggressive Growth             ProFund VP Bull
  AST JPMorgan International Equity           ProFund VP UltraBull
  AST William Blair International Growth      ProFund VP Consumer Servicesl
  AST LSV International Value                 ProFund VP Consumer Goods
  AST MFS Global Equity                       ProFund VP Oil & Gas
  AST Cohen & Steers Realty                   ProFund VP Europe 30
  AST T. Rowe Price Natural Resources         ProFund VP Financials
  AST Global Allocation(8)                    ProFund VP Health Care
  AST American Century Strategic Balanced     ProFund VP Industrials
  AST Mid-Cap Value(9)                        ProFund VP Internet
                                              ProFund VP Japan
                                              ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST Goldman Sachs High Yield                ProFund VP OTC
  AST Lord Abbett Bond-Debenture              ProFund VP Pharmaceuticals
  AST PIMCO Limited Maturity Bond             ProFund VP Precious Metals
                                              ProFund VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VP Rising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  AST Aggressive Asset Allocation             ProFund VP Small-Cap Growth
  AST Capital Growth Asset Allocation         ProFund VP Small-Cap Value
  AST Balanced Asset Allocation
  AST Conservative Asset Allocation
  AST Preservation Asset Allocation
  AST Goldman Sachs Small-Cap Value
  The Prudential Series Fund                  ProFund VP Technology
  SP William Blair International Growth       ProFund VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Advantage C&B Large Cap Value11             ProFund VP UltraOTC
    Advantage Equity Income(12)               ProFund VP UltraSmall-Cap

    Evergreen VA                              ProFund VP Utilities
  Evergreen VA International Equity(13)       ProFund VP Large-Cap Growth
  Evergreen VA Omega                          ProFund VP :Large-Cap Value
  Evergreen VA Growth(14)                     ProFund VP Short Small-Cap
                                              ProFund Short Mid-Cap

                                              Gartmore GVIT
                                              Developing Markets
  ------------------------------------------- -------------------------------------
(1)Pre  5/1/05 AST Alliance  Growth and Income.  (2)Pre  12/5/05 AST Hotchkis & Wiley  Large-Cap  Value.  (3)Pre  5/1/05 AST Sanford
Bernstein  Core Value.  (4)Pre  5/1/05 AST Sanford  Bernstein  Managed  Index 500 and 12/5/05 AST  AllianceBernstein  Growth + Value
merged into this fund.  (5)Pre 5/1/05 AST Alliance Growth and Pre 12/5/05 AST  AllianceBernstein  Large-Cap  Growth.  (6)12/5/05 AST
Alger  All-Cap  Growth merged into this fund.  (7)Pre  5/1/05 AST State Street  Research  Small-Cap  Growth.  (8)Pre 5/1/05 AST DeAM
Global  Allocation.  (9)Pre 12/5/05 AST Gabelli  All-Cap Value.  (10)Pre 5/1/05 AIM VI Health  Sciences.  (11)Pre 5/1/05 Wells Fargo
Equity Value.  (12)Pre  5/1/05 Wells Fargo Equity  Income.  (13)Pre  4/15/05  Evergreen VA  International  Growth.  (14)Pre  4/15/05
Evergreen VA Special Equity.

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000060
Date of Filing:            03/09/06

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-048564
Date of Filing:            03/08/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-000702
Date of Filing:            03/07/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000052
Date of Filing:            02/24/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-002461
Date of Filing:            03/09/06

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-000803
Date of Filing:            03/13/06

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-06-000783
Date of Filing:            03/10/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-06-049970
Date of Filing:            03/10/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-052248
Date of Filing:            03/13/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel